Fair Value Measurements (Debt Obligations) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nominal Unpaid Principal Balance		$ 2,700	$ 200	$ 2,700
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nominal Unpaid Principal Balance	$ 11,653	10,834		17,170
Aggregate Fair Value	11,570	9,403		17,369
Non-vehicle
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nominal Unpaid Principal Balance	$ 740	243		3,721
Non-vehicle | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nominal Unpaid Principal Balance		4,747		3,755
Aggregate Fair Value		3,382		3,840
Vehicle | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Nominal Unpaid Principal Balance		6,087		13,415
Aggregate Fair Value		$ 6,021		$ 13,529